TYPE:	13F-HR
PERIOD	03/31/2010
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      605 7235.0000 SH      Sole                7235.0000
AT&T Inc                       COM              00206R102      208 8050.0000 SH      Sole                7750.0000          300.0000
Altria Group Inc               COM              02209S103     1135 55294.0000 SH     Sole               55294.0000
Apple Computer Inc             COM              037833100      909 3866.0000 SH      Sole                3866.0000
Bank of America Corp           COM              060505104     8551 479069.0000 SH    Sole              478919.0000          150.0000
Berkshire Hthwy Cl A           COM              084670108      244   2.0000 SH       Sole                   2.0000
Berkshire Hthwy Cl B           COM              084670702    13180 162175.0000 SH    Sole              154656.0000         7519.0000
Blue Chip Value Fund Inc       COM              095333100      782 236390.0000 SH    Sole              236390.0000
Boulder Total Return Fund      COM              101541100      298 20086.0000 SH     Sole               19836.0000          250.0000
Bristol-Myers Squibb Co        COM              110122108      240 8985.0000 SH      Sole                8985.0000
CIT Group Inc                  COM              125581801      811 20825.0000 SH     Sole               20000.0000          825.0000
Canadian Natural Resources     COM              136385101     2032 27450.0000 SH     Sole               27250.0000          200.0000
Charles Schwab Corp Com        COM              808513105      347 18562.0000 SH     Sole               18442.0000          120.0000
Cisco Systems Inc Com          COM              17275R102     1054 40480.0000 SH     Sole               39630.0000          850.0000
Citigroup Inc Com              COM              172967101     2296 566820.0000 SH    Sole              553720.0000        13100.0000
Coca Cola Co Com               COM              191216100      892 16226.0000 SH     Sole               15866.0000          360.0000
Comcast Corp-Special Cl A      COM              20030N200     1555 86510.0000 SH     Sole               86010.0000          500.0000
Corrections Corp of America    COM              22025Y407      543 27350.0000 SH     Sole               27350.0000
Costco Wholesale Corp          COM              22160K105      474 7945.0000 SH      Sole                7745.0000          200.0000
Dell Inc                       COM              24702R101     1398 93059.0000 SH     Sole               91659.0000         1400.0000
Disney Walt Co Com             COM              254687106     1608 46063.0000 SH     Sole               45263.0000          800.0000
Dow Chemical                   COM              260543103      588 19884.0000 SH     Sole               19861.0000           23.0000
E*Trade Financial Corp         COM              269246104      784 474400.0000 SH    Sole              444400.0000        30000.0000
EMC Corp Mass Com              COM              268648102      214 11890.0000 SH     Sole               11890.0000
Eaton Corp                     COM              278058102     1046 13800.0000 SH     Sole               13800.0000
Emerson Electric Company       COM              291011104      383 7605.0000 SH      Sole                7505.0000          100.0000
Exxon Mobil Corporation        COM              30231G102     1015 15154.0000 SH     Sole               15071.0000           83.0000
FedEx Corp                     COM              31428X106     2280 24410.0000 SH     Sole               24310.0000          100.0000
Ford Motor Company             COM              345370860      607 48300.0000 SH     Sole               47800.0000          500.0000
Goldman Sachs Group Inc        COM              38141g104     1615 9462.0000 SH      Sole                9441.0000           21.0000
Google Inc Cl A                COM              38259P508      805 1419.0000 SH      Sole                1351.0000           68.0000
Greenlight Capital Re Ltd ADR  COM              G4095J109      626 23470.0000 SH     Sole               13470.0000        10000.0000
Hertz Global Holdings Inc      COM              42805T105      654 65425.0000 SH     Sole               59425.0000         6000.0000
Hewlett-Packard Co             COM              428236103      505 9503.0000 SH      Sole                9503.0000
Home Depot Inc Com             COM              437076102      876 27071.0000 SH     Sole               26471.0000          600.0000
Honeywell Int'l Inc            COM              438516106      510 11265.0000 SH     Sole               11140.0000          125.0000
Hudson City Bancorp Inc        COM              443683107      589 41532.0000 SH     Sole               41032.0000          500.0000
Huntsman Corp                  COM              447011107      235 19500.0000 SH     Sole               19500.0000
Intel Corp Com                 COM              458140100      260 11662.0000 SH     Sole               11462.0000          200.0000
Intl Business Machines Corp    COM              459200101      935 7288.0000 SH      Sole                7188.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100      668 14925.0000 SH     Sole               14925.0000
Johnson & Johnson Com          COM              478160104      756 11591.5250 SH     Sole               11491.5250          100.0000
Kraft Foods Inc A              COM              50075N104     1776 58736.0000 SH     Sole               57636.0000         1100.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      336 4435.0000 SH      Sole                4310.0000          125.0000
Legg Mason Inc                 COM              524901105      287 10000.0000 SH     Sole                9800.0000          200.0000
Leucadia Natl Corp Com         COM              527288104     6532 263270.0000 SH    Sole              248320.0000        14950.0000
Liberty Media Corp-Cap Ser A   COM              53071M302     1923 52870.0000 SH     Sole               52220.0000          650.0000
Liz Claiborne Inc              COM              539320101      364 49000.0000 SH     Sole               49000.0000
MEMC Electronic Materials      COM              552715104      740 48282.0000 SH     Sole               48282.0000
Market Vectors Gold Miners     COM              57060U100      554 12475.0000 SH     Sole               12475.0000
McDonald's Corporation         COM              580135101      609 9125.0000 SH      Sole                9050.0000           75.0000
Medco Health Solutions Inc     COM              58405U102      668 10342.0000 SH     Sole                9942.0000          400.0000
Mercury Genl Corp New Com      COM              589400100     1701 38900.0000 SH     Sole               38800.0000          100.0000
Microsoft Corp Com             COM              594918104      451 15383.0000 SH     Sole               15233.0000          150.0000
Mirant Corp                    COM              604675108      751 69125.0000 SH     Sole               68375.0000          750.0000
Mohawk Industries Inc          COM              608190104     1286 23650.0000 SH     Sole               23650.0000
NCR Corporation                COM              62886e108     1052 76200.0000 SH     Sole               76200.0000
NY Community Bancorp           COM              649445103     1005 60750.0000 SH     Sole               60750.0000
Nike Inc Cl B                  COM              654106103     1992 27105.0000 SH     Sole               26830.0000          275.0000
Nordstrom Inc                  COM              655664100     1068 26150.0000 SH     Sole               25750.0000          400.0000
Oracle Corp Com                COM              68389x105      872 33900.0000 SH     Sole               33900.0000
Penn West Energy Trust         COM              707885109      652 30875.0000 SH     Sole               30875.0000
Plum Creek Timber Co Inc       COM              729251108      352 9050.0000 SH      Sole                9050.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      350 7265.0000 SH      Sole                6720.0000          545.0000
Procter & Gamble Co Com        COM              742718109      553 8737.0000 SH      Sole                8657.0000           80.0000
RLI Corp Com                   COM              749607107     1331 23350.0000 SH     Sole               23350.0000
SPDR Trust Series 1            COM              78462F103      325 2782.0000 SH      Sole                2337.0000          445.0000
Saker Aviation Services Inc    COM              79380Q106        5 500100.0000 SH    Sole              500100.0000
Schlumberger Ltd Com           COM              806857108      340 5365.0000 SH      Sole                5240.0000          125.0000
Sears Holdings Corp            COM              812350106     1496 13800.0000 SH     Sole               13800.0000
Shaw Communications Inc B      COM              82028K200      827 41600.0000 SH     Sole               41600.0000
Smart Balance Inc              COM              83169Y108      671 103500.0000 SH    Sole              102500.0000         1000.0000
Starbucks Corp                 COM              855244109      795 32750.0000 SH     Sole               32450.0000          300.0000
StreetTracks Gold Trust        COM              78463V107     1193 10950.0000 SH     Sole               10800.0000          150.0000
Target Corp                    COM              87612E106     1324 25178.0000 SH     Sole               25178.0000
Tejon Ranch Co                 COM              879080109      641 21005.0000 SH     Sole               19905.0000         1100.0000
Terex Corporation              COM              880779103      843 37100.0000 SH     Sole               37100.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      662 10500.0000 SH     Sole               10300.0000          200.0000
The St Joe Co                  COM              790148100     1598 49400.0000 SH     Sole               49400.0000
Tupperware Corporation         COM              899896104      999 20725.0000 SH     Sole               20725.0000
USG Corp                       COM              903293405     1677 97700.0000 SH     Sole               83900.0000        13800.0000
Valeant Pharmaceuticals        COM              91911X104      463 10800.0000 SH     Sole               10600.0000          200.0000
Verizon Communications Inc     COM              92343V104      444 14315.0000 SH     Sole               13845.0000          470.0000
Vodafone Group PLC-SP ADR      COM              92857W209      411 17615.0000 SH     Sole               17265.0000          350.0000
Wal Mart Stores Inc Com        COM              931142103      242 4355.0000 SH      Sole                4205.0000          150.0000
Wells Fargo & Co New Com       COM              949746101     2223 71423.0000 SH     Sole               71198.0000          225.0000
White Mountains Ins Group Com  COM              g9618e107      754 2125.0000 SH      Sole                2105.0000           20.0000
Williams Cos Inc               COM              969457100      769 33300.0000 SH     Sole               33300.0000
eBay Inc                       COM              278642103     1041 38605.0000 SH     Sole               38605.0000
iShares Russell Midcap Index   COM              464287499      225 2520.0000 SH      Sole                2520.0000
Nuveen Quality Preferred II    COM              67072C105      210 26600.0000 SH     Sole               26600.0000
iShares S&P Pref Stk Indx Fn   COM              464288687     1872 48350.0000 SH     Sole               48350.0000
Aberdeen Asia-Pacific Income   COM              003009107       67 10300.000 SH      Sole                10300.000
Alliancebernstein In II NJ-A   COM              01864E805      135 14226.070 SH      Sole                14226.070
Blackrock MuniHldgs Insd II    COM              09254C107     1335 100950.000 SH     Sole               100950.000
Nuveen Floating Rate Income Fu COM              67072T108     2166 181403.000 SH     Sole               181403.000
Nuveen NY Quality Income Muni  COM              670986108      138 10000.000 SH      Sole                10000.000
iShares IBOXX H/Y Corp Bond    COM              464288513     2865 32415.000 SH      Sole                32180.000           235.000
iShares Lehman Treas Infl Prot COM              464287176      909 8750.000 SH       Sole                 8750.000